Operating expenses	12 Months Ended
Oct. 31, 2021
Disclosure Of Operating Expenses [Abstract]
Operating expenses [Text Block]

16. Operating expenses

(a) General and administrative

The components of general and administrative expenses are as follows:

	2021		2020		2019
General and administrative		$86,186		$49,702		$56,720
Rent and occupancy		15,536		37,153		64,647
Office insurance		753		2,024		26,812
Investor relations, listing and filing fees		53,029		49,537		49,029
Loss on settlement of accounts payable		-		15,591		-
		$155,504		$154,007		$197,208

(i) Rent subsidy

The Government of Canada announced the Canada Emergency Rent Subsidy (CERS) to support eligible businesses by covering part of their commercial rent or property expenses. For the year ended October 31, 2021, the Company recognized $38,440 CDN ($30,613 USD) of rent subsidy under this program, which has been recorded as a reduction of rent and occupancy expenses in the consolidated statements of operations and comprehensive loss. This program ran from September 27, 2020 to October 23, 2021.

(b) Professional, other fees and salaries

The components of professional, other fees and salaries expenses are as follows:

	2021	2020	2019
Professional fees	$107,554	$148,926	$157,354
Consulting fees	132,793	138,123	53,845
Salaries and benefits	184,138	175,075	230,782
	$424,485	$462,124	$441,981

(i) Wage subsidy

"The Canada Emergency Wage Subsidy (CEWS) was announced by the Government of Canada on March 27, 2020 to enable companies negatively impacted by COVID-19 to re-hire workers. Under this program, qualifying businesses can receive a subsidy for a portion of their employees' wages.

For the year ended October 31, 2021, the Company recognized $167,388 CDN ($133,699 USD) (2020 - $85,455 CDN ($63,792 USD)) of wage subsidy under this program, which has been recorded as a reduction of salaries expenses in the consolidated statements of operations and comprehensive loss. This program concluded on October 23, 2021."